Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2015	$ 13,455		$ 1,100,295	$ (979,511)	$ 134,239
Beginning balance, shares at Dec. 31, 2015	13,455,000
Sale of common stock.	$ 1,166		581,834		583,000
Sale of Common Stock, shares	1,166,000
Net Loss				(1,363,506)	(1,363,506)
Ending balance, value at Dec. 31, 2016	$ 14,621		1,682,129	(2,343,017)	(646,267)
Ending balance, shares at Dec. 31, 2016	14,621,000
Common stock issued as compensation.	$ 3,150		1,571,850		1,575,000
Common Stock issued as compensation, shares	3,150,000
Reverse Acquisition of American Rebel, Inc.	$ 6,000		(231,032)		(225,032)
Reverse Acquisition of American Rebel, Inc., shares	6,000,000
Net Loss				(2,942,838)	(2,942,838)
Ending balance, value at Dec. 31, 2017	$ 23,771		3,022,947	(5,285,855)	(2,239,137)
Ending balance, shares at Dec. 31, 2017	23,771,000
Common stock issued as compensation.	$ 800		429,200		430,000
Common Stock issued as compensation, shares	800,000
Convertible Debenture Discount			270,000		270,000
Conversion of Convertible Debentures	$ 4,681		2,335,848		2,340,529
Conversion of Convertible Debentures, shares	4,681,058
Exercise of Warrants.	$ 660		329,340		330,000
Exercise of Warrants, shares	660,000
Net Loss				(2,001,704)	(2,001,704)
Ending balance, value at Dec. 31, 2018	$ 29,912		6,387,336	(7,287,559)	(870,312)
Ending balance, shares at Dec. 31, 2018	29,912,058
Sale of common stock.	$ 100		900		1,000
Sale of Common Stock, shares	100,000
Common stock issued as compensation.	$ 13,050		5,344,950		5,358,000
Common Stock issued as compensation, shares	13,050,000
Convertible Debenture Discount			166,368		166,368
Net Loss				(7,602,072)	(7,602,072)
Ending balance, value at Dec. 31, 2019	$ 43,062		11,899,553	(14,889,631)	(2,947,016)
Ending balance, shares at Dec. 31, 2019	43,062,058
Common stock issued as compensation.	$ 17,616		2,531,124		2,548,740
Common Stock issued as compensation, shares	17,616,000
Net Loss				(2,172,180)	(2,172,180)
Ending balance, value at Mar. 31, 2020	$ 60,678		14,430,677	(17,061,811)	(2,570,456)
Ending balance, shares at Mar. 31, 2020	60,678,058
Beginning balance, value at Dec. 31, 2019	$ 43,062		11,899,553	(14,889,631)	(2,947,016)
Beginning balance, shares at Dec. 31, 2019	43,062,058
Net Loss					(4,601,663)
Ending balance, value at Sep. 30, 2020	$ 66,398		15,016,419	(19,491,294)	(4,408,477)
Ending balance, shares at Sep. 30, 2020	66,397,929
Beginning balance, value at Dec. 31, 2019	$ 43,062		11,899,553	(14,889,631)	$ (2,947,016)
Beginning balance, shares at Dec. 31, 2019	43,062,058
Sale of Common Stock, shares					17,275,871
Common stock issued as compensation.	$ 29,746		3,885,915		$ 3,915,661
Common Stock issued as compensation, shares	29,745,871
Net Loss				(5,981,082)	(5,981,082)
Ending balance, value at Dec. 31, 2020	$ 72,808		15,785,468	(20,870,713)	(5,012,437)
Ending balance, shares at Dec. 31, 2020	72,807,929
Beginning balance, value at Mar. 31, 2020	$ 60,678		14,430,677	(17,061,811)	(2,570,456)
Beginning balance, shares at Mar. 31, 2020	60,678,058
Sale of common stock.	$ 70		6,930		7,000
Sale of Common Stock, shares	70,000
Common stock issued as compensation.	$ 810		94,190		95,000
Common Stock issued as compensation, shares	810,000
Net Loss				(1,111,398)	(1,111,398)
Ending balance, value at Jun. 30, 2020	$ 61,558		14,531,797	(18,173,209)	(3,579,854)
Ending balance, shares at Jun. 30, 2020	61,558,058
Common stock issued as compensation.	$ 4,840		484,622		489,462
Common Stock issued as compensation, shares	4,839,871
Net Loss				(1,318,085)	(1,318,085)
Ending balance, value at Sep. 30, 2020	$ 66,398		15,016,419	(19,491,294)	(4,408,477)
Ending balance, shares at Sep. 30, 2020	66,397,929
Beginning balance, value at Dec. 31, 2020	$ 72,808		15,785,468	(20,870,713)	(5,012,437)
Beginning balance, shares at Dec. 31, 2020	72,807,929
Sale of common stock.	$ 2,500		147,500		150,000
Sale of Common Stock, shares	2,500,000
Common stock issued to pay expense	$ 1,819		103,647		105,466
Common Stock issued to pay expense, shares	1,819,313
Net Loss				(927,615)	(927,615)
Ending balance, value at Mar. 31, 2021	$ 77,127		16,036,615	(21,798,328)	(5,684,586)
Ending balance, shares at Mar. 31, 2021	77,127,242
Beginning balance, value at Dec. 31, 2020	$ 72,808		15,785,468	(20,870,713)	(5,012,437)
Beginning balance, shares at Dec. 31, 2020	72,807,929
Net Loss					(4,890,090)
Ending balance, value at Sep. 30, 2021	$ 120,508	$ 377	22,302,897,160	(25,760,803)	(3,337,021)
Ending balance, shares at Sep. 30, 2021	120,508,194	277,501
Beginning balance, value at Mar. 31, 2021	$ 77,127		16,036,615	(21,798,328)	(5,684,586)
Beginning balance, shares at Mar. 31, 2021	77,127,242
Common stock issued to pay expense	$ 18,900		981,100		1,000,000
Common Stock issued to pay expense, shares	18,900,000
Preferred Stock issued to pay expense		$ 249	2,481,489		2,481,738
Preferred Stock issued to pay expense, shares		248,944
Sale of Preferred Stock.		$ 71	494,934		495,005
Sale of Preferred Stock, shares		70,715
Common stock Warrants Issued			102,613		102,613
Net Loss				(2,535,695)	(2,535,695)
Ending balance, value at Jun. 30, 2021	$ 96,027	$ 320	20,096,751	(24,334,023)	(4,140,925)
Ending balance, shares at Jun. 30, 2021	96,027,242	319,659
Common stock issued to pay expense	$ 16,809		1,081,544		1,098,353
Common Stock issued to pay expense, shares	16,808,535
Sale of Preferred Stock.		$ 7	52,493		52,500
Sale of Preferred Stock, shares		7,500
Common stock Warrants Issued			871,500		871,500
Preferred Stock converted to Common stock	$ 4,966	$ (50)	(4,916)		0
Preferred Stock converted to Common Stock, shares	4,965,800	(49,658)
Common stock issued to reduce Debt	$ 2,707		204,924		208,331
Common Stock issued to reduce Debt, shares	2,706.617
Preferred A shares issued		100	(100)
Net Loss				(1,426,780)	(1,426,780)
Ending balance, value at Sep. 30, 2021	$ 120,508	$ 377	$ 22,302,897,160	$ (25,760,803)	$ (3,337,021)
Ending balance, shares at Sep. 30, 2021	120,508,194	277,501